Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (4,494,178)	$ (4,992,720)	$ (9,115,026)	$ (9,530,256)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	139,775	97,648	222,223	128,808
Stock-based compensation expense	290,914	55,534	124,847	96,013
Amortization of right-of-use assets	81,732	78,204	159,640	142,819
Gain on disposal of assets			(1,863)	0
Changes in operating assets and liabilities:
Accounts receivable	27,768	0	(56,000)	0
Other receivables	5,806	10,000	4,085	(10,000)
Prepaid expenses			201,440	1,883,294
Prepaid expenses and other current assets	(1,093,377)	(38,380)
Accounts payable	349,786	(31,443)	(411,808)	318,541
Accrued expenses and other current liabilities	563,666	154,717	(62,327)	(169,527)
Current portion of operating lease liabilities	(79,504)	(78,029)	(158,391)	(115,723)
Net cash used in operating activities	(4,207,612)	(4,744,469)	(9,093,180)	(7,256,031)
Investing activities:
Purchases of property and equipment	(190,472)	(106,699)	(252,017)	(835,099)
Net cash used in investing activities	(190,472)	(106,699)	(252,017)	(835,099)
Financing activities:
Proceeds from issuance of Series Seed-1 Preferred Stock, net of issuance costs			0	4,986,059
Proceeds from stock option exercises	13,131	0	10,218	0
Repurchases of common stock	(21)	0	0	(30)
Net cash provided by financing activities	13,110	0	10,218	4,986,029
Effect of exchange rate changes on cash and cash equivalents	(10,157)	751	(10,836)	(12,159)
Net decrease in cash and cash equivalents	(4,395,131)	(4,850,417)	(9,345,815)	(3,117,260)
Cash and cash equivalents, beginning of year	16,546,908	25,892,723	25,892,723	29,009,983
Cash and cash equivalents, end of year	12,151,777	21,042,306	16,546,908	25,892,723
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of operating right-of-use assets and lease liabilities upon lease modification			216,358	0
Operating right-of-use assets obtained in exchange for new operating lease liabilities			$ 0	$ 655,872
Property and equipment additions included in accounts payable and accrued expenses	$ 70,257	$ 0